Expense Example, No Redemption ((Strategic Income Opportunities Fund - Classes AC), (Strategic Income Opportunities Fund), Class C, USD $)	0 Months Ended
Jul. 01, 2014
(Strategic Income Opportunities Fund - Classes AC) | (Strategic Income Opportunities Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	593
Expense Example, No Redemption, 5 Years	1,023
Expense Example, No Redemption, 10 Years	$ 2,219